Taxes - Summary of Income Tax Relating to Components of Deferred Tax Other Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Tax Relating To Components Of Deferred Tax Other Comprehensive Income [Line Items]
Deferred income tax (benefit)/expense via other comprehensive income	$ (66)	$ 10	$ (19)
Derivatives [member]
Disclosure Of Income Tax Relating To Components Of Deferred Tax Other Comprehensive Income [Line Items]
Deferred income tax (benefit)/expense via other comprehensive income	(64)	5	(25)
Other [member]
Disclosure Of Income Tax Relating To Components Of Deferred Tax Other Comprehensive Income [Line Items]
Deferred income tax (benefit)/expense via other comprehensive income	$ (2)	$ 5	$ 6